CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable, allowance for doubtful accounts	$ 12,563,981	$ 16,108,520
Contract assets, allowance for doubtful accounts	119,798	0
Accounts payable	2,833,992	1,523,084
Accrued payroll and welfare expenses	29,221,956	32,786,706
Income tax payable	63,040,929	56,690,976
Other tax payable	21,203,795	20,056,387
Amounts due to related parties	7,105,885	4,406,777
Advances from customers	95,340,295	34,245,744
Lease liabilities, current	5,461,234	5,189,251
Accrued marketing and advertising expenses	70,086,288	49,830,475
Other current liabilities	22,595,612	32,783,691
Deferred tax liabilities	8,558,649	11,741,607
Lease liabilities, non-current	$ 21,727,117	$ 22,866,163
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	136,326,020	135,812,719
Common stock, shares outstanding	136,326,020	135,812,719
Consolidated VIEs without recourse
Accounts payable	$ 2,714,357	$ 1,034,281
Accrued payroll and welfare expenses	27,228,398	29,839,798
Income tax payable	27,877,546	25,617,526
Other tax payable	19,184,369	19,150,299
Amounts due to related parties	4,737,776	3,263,567
Advances from customers	95,059,745	33,854,579
Lease liabilities, current	5,375,547	5,128,021
Accrued marketing and advertising expenses	63,973,194	46,724,846
Other current liabilities	19,030,481	28,394,803
Deferred tax liabilities	91,205	89,943
Lease liabilities, non-current	$ 21,680,018	$ 22,795,137